Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity
9.	Stockholders’ Equity

Preferred Stock

At December 31, 2012, we had outstanding 3.3 million shares of 6.97 percent Cumulative Redeemable Preferred Stock, Series A (the “Series A Preferred Stock”) and 4.0 million shares of Floating-Rate Non-Cumulative Preferred Stock, Series B (the “Series B Preferred Stock”). Neither series has a maturity date but can be redeemed at our option. Redemption would include any accrued and unpaid dividends up to the redemption date. The shares have no preemptive or conversion rights and are not convertible into or exchangeable for any of our other securities or property. Dividends on both series are not mandatory and are paid quarterly, when, as, and if declared by the Board of Directors. Holders of Series A Preferred Stock are entitled to receive cumulative, quarterly cash dividends at the annual rate of $3.485 per share. Holders of Series B Preferred Stock are entitled to receive quarterly dividends based on 3-month LIBOR plus 170 basis points per annum in arrears. Upon liquidation or dissolution of the Company, holders of the Series A and Series B Preferred Stock are entitled to receive $50 and $100 per share, respectively, plus an amount equal to accrued and unpaid dividends for the then current quarterly dividend period, if any, pro rata, and before any distribution of assets are made to holders of our common stock.

No shares of our 7.25 percent Mandatory Convertible Preferred Stock, Series C (the “Series C Preferred Stock”) remain outstanding. On December 15, 2010, the mandatory conversion date, all remaining 810,370 shares of the Series C Preferred Stock were converted into 41 million shares of our common stock.

Common Stock

Our shareholders have authorized the issuance of 1.125 billion shares of common stock (par value of $.20). At December 31, 2012, 453 million shares were issued and outstanding and 40 million shares were unissued but encumbered for outstanding stock options, restricted stock units and dividend equivalent units for employee compensation and remaining authority for stock-based compensation plans. The stock-based compensation plans are described in “Note 11 — Stock-Based Compensation Plans and Arrangements.”

In March 2011, we retired 70 million shares of common stock held in treasury. This retirement decreased the balance in treasury stock by $1.9 billion, with corresponding decreases of $14 million in common stock and $1.9 billion in additional paid-in capital. There was no impact to total equity from this transaction.

Dividend and Share Repurchase Program

In 2012, we increased the quarterly dividend on our common stock to $.125 per share, up from $.10 per share in the prior year. In 2012, we authorized the repurchase of up to $900 million of outstanding common stock in open market transactions and we repurchased 58.0 million shares for an aggregate purchase price of $900 million. In 2011, we repurchased 19.1 million shares of common stock at an aggregate price of $300 million under our April 2011 share repurchase program that authorized up to $300 million of share repurchases.

The following table summarizes our common share repurchases and issuances.

	Years Ended December 31,
	2012	2011	2010
Common stock repurchased(1)	58,038,239	19,054,115	—
Average purchase price per share(2)	$15.52	$15.77	$—
Shares repurchased related to employee stock-based compensation plans(3)	4,547,785	3,024,662	1,097,647
Average purchase price per share	$15.86	$15.71	$13.44
Common shares issued(4)	6,432,643	3,886,217	1,803,683

(1)	Common shares purchased under our share repurchase program, of which none remained available as of December 31, 2012.
(2)	Average purchase price per share includes purchase commission costs.
(3)	Comprises shares withheld from stock option exercises and vesting of restricted stock for employees’ tax withholding obligations and shares tendered by employees to satisfy option exercise costs.
(4)	Common shares issued under our various compensation and benefit plans.

The closing price of our common stock on December 31, 2012 was $17.13.